SHARE CAPITAL - Disclosure of Detailed Information About Options, Valuation Assumptions (Details) - Years	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of classes of share capital [abstract]
Risk-free interest rate (%)	3.48%	3.80%
Expected life (years)	4.04	4.06
Expected volatility (%)	58.00%	59.05%
Expected dividend yield (%)	0.28%	0.35%